Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-38914
Entity Registrant Name	Celularity Inc.
Entity Central Index Key	0001752828
Entity Tax Identification Number	83-1702591
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	170 Park Ave
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(908)
Local Phone Number	768-2170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	CELU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false